Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, transport and marketing expenses [Abstract]
Land and marine transportation	$ 714	$ 792	$ 742
Cost of labor	176	188	171
Other	203	201	154
Selling, transport and marketing expenses	1,093	1,181	1,067
General and administrative expenses
Cost of labor	147	168	166
Professional Services	43	44	44
Other	70	79	66
General and administrative expenses	260	291	276
Research and development expenses
Cost of labor	56	55	52
Other	15	13	12
Research and development expenses	$ 71	$ 68	$ 64